Document and Entity Information	3 Months Ended
Apr. 30, 2015
Document And Entity Information
Entity Registrant Name	GENEREX BIOTECHNOLOGY CORP
Entity Central Index Key	0001059784
Document Type	S-1
Document Period End Date	Apr. 30, 2015
Amendment Flag	false
Current Fiscal Year End Date	--07-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014